Risk Management Activities - Summary of Effect of Change in Finance Expense on Group's Profit or Loss had LIBOR and Prime Differed as Indicated (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) unit_ExchangeRate	Dec. 31, 2023 USD ($) unit_ExchangeRate	Dec. 31, 2022 unit_ExchangeRate
Rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing exchange rate | unit_ExchangeRate	18.84	18.30	17.02
Average exchange rate | unit_ExchangeRate	18.33	18.45	16.37
Canadian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing exchange rate | unit_ExchangeRate	0.70	0.75
Average exchange rate | unit_ExchangeRate	0.73	0.74
Closing foreign exchange rate | Rand
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing exchange rate | unit_ExchangeRate	18.84	18.30
Closing foreign exchange rate | Australian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing exchange rate | unit_ExchangeRate	0.62
Closing foreign exchange rate | Canadian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing exchange rate | unit_ExchangeRate	0.70	0.75
Sensitivity to BBSY interest rates | Closing foreign exchange rate | Australian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average exchange rate | unit_ExchangeRate	0.66	0.66
Sensitivity to BBSY interest rates | Closing foreign exchange rate | Canadian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average exchange rate | unit_ExchangeRate	0.73	0.74
-0.1
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI	$ (11.5)	$ (6.6)
-0.05
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI	(5.7)	(3.3)
Increase/(decrease) in OCI		6.3
0.05
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI	5.7	3.3
Increase/(decrease) in OCI		(5.5)
0.1
Disclosure of nature and extent of risks arising from financial instruments [line items]
(Decrease)/increase in OCI	11.5	6.6
-0.025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI		3.0
0.025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI		(2.8)
-0.01
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in equity accounted investee	3.3
-0.01 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(5.7)	(2.0)
-0.01 | Sensitivity to interest rates | Sensitivity to SOFR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(4.2)
-0.01 | Sensitivity to interest rates | Sensitivity to CORRA interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1.3)
-0.01 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.2)	(0.8)
-0.01 | Sensitivity to interest rates | Sensitivity to LIBOR/SOFR/CDOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense		(1.2)
0.01
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in equity accounted investee	(2.8)
0.01 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	5.7	2.0
0.01 | Sensitivity to interest rates | Sensitivity to SOFR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	4.2
0.01 | Sensitivity to interest rates | Sensitivity to CORRA interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1.3
0.01 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.2	0.8
0.01 | Sensitivity to interest rates | Sensitivity to LIBOR/SOFR/CDOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense		1.2
1 year earlier
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI		10.8
1 year later
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in OCI		(16.5)
6 months earlier
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in equity accounted investee	0.0
6 months later
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in equity accounted investee	(6.7)
-0.015 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(8.5)	(2.9)
-0.015 | Sensitivity to interest rates | Sensitivity to SOFR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(6.3)
-0.015 | Sensitivity to interest rates | Sensitivity to CORRA interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(1.9)
-0.015 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.3)	(1.2)
-0.015 | Sensitivity to interest rates | Sensitivity to LIBOR/SOFR/CDOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense		(1.7)
-0.005 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(2.8)	(1.0)
-0.005 | Sensitivity to interest rates | Sensitivity to SOFR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(2.1)
-0.005 | Sensitivity to interest rates | Sensitivity to CORRA interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.6)
-0.005 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	(0.1)	(0.4)
-0.005 | Sensitivity to interest rates | Sensitivity to LIBOR/SOFR/CDOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense		(0.6)
0.005 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	2.8	1.0
0.005 | Sensitivity to interest rates | Sensitivity to SOFR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	2.1
0.005 | Sensitivity to interest rates | Sensitivity to CORRA interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.6
0.005 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	0.1	0.4
0.005 | Sensitivity to interest rates | Sensitivity to LIBOR/SOFR/CDOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense		0.6
0.015 | Sensitivity to interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	8.5	2.9
0.015 | Sensitivity to interest rates | Sensitivity to SOFR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	6.3
0.015 | Sensitivity to interest rates | Sensitivity to CORRA interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	1.9
0.015 | Sensitivity to interest rates | Sensitivity to BBSY interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense	$ 0.3	1.2
0.015 | Sensitivity to interest rates | Sensitivity to LIBOR/SOFR/CDOR interest rates
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in finance expense		$ 1.7